Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
INVENTORIES

	Successor
	Year Ended December 31,
	2014	2013
Finished products	$323.7	$329.3
Semi-finished products	81.3	90.2
Raw materials and supplies	133.3	130.7
Total	$538.3	$550.2

Stores and supplies inventories of $20.9 million and $21.2 million at December 31, 2014 and December 31, 2013 were valued under the weighted average cost method.